Schedule of Investments ─ NYLI Mackay Muni Short Duration ETF

July 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.8%
Corporate Bonds — 2.9%
Lifespan Corp.
Series 2025, 5.050%, due 2/15/30	$500,000	$503,429
Prime Healthcare Foundation, Inc.
Series B, 7.000%, due 12/1/27	250,000	253,938
		757,367
Total Corporate Bonds

(Cost $759,291)		757,367

Municipal Bonds — 95.9%

Alabama — 6.4%
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 10/1/52(a)(b)	100,000	100,748
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
4.000%, due 11/1/51(a)(b)	400,000	401,802
Series C
5.000%, due 5/1/55(a)(b)	405,000	430,665
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	750,000	773,907
		1,707,122

Alaska — 1.3%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series A
5.500%, due 10/1/42	350,000	358,284

California — 12.0%
California Community Choice Financing Authority, Revenue Bonds
5.000%, due 7/1/53(a)(b)	420,000	439,283
Series B
5.000%, due 1/1/55(a)(b)	475,000	494,380
California Municipal Finance Authority, Revenue Bonds
Series A
3.950%, due 11/1/46(a)(b)	900,000	900,045
5.000%, due 12/1/27	100,000	103,183
Los Angeles Department of Water & Power, Revenue Bonds
Series A
5.000%, due 7/1/29	490,000	530,560
Series B
5.000%, due 7/1/30	200,000	219,190
State of California, General Obligation Bonds
4.875%, due 9/1/30	500,000	515,549
		3,202,190

Colorado — 1.2%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/1/26	300,000	312,073

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut — 1.9%
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series 2
5.000%, due 11/15/45(a)(b)	$500,000	$504,429

Florida — 1.8%
County of Miami-Dade Seaport Department, Revenue Bonds
Series A
5.000%, due 10/1/30	450,000	481,200

Georgia — 4.4%
Development Authority of Burke County (The), Revenue Bonds
2.800%, due 11/1/52(a)(b)	700,000	700,000
Fulton County Residential Care Facilities for the Elderly Authority, Revenue Bonds
5.000%, due 7/1/31	320,000	322,731
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.000%, due 5/1/52(a)(b)	150,000	150,838
		1,173,569

Guam — 2.4%
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/29	315,000	330,440
Series G
5.000%, due 1/1/28	300,000	313,093
		643,533

Hawaii — 1.8%
Kauai County Community Facilities District, Special Tax
4.000%, due 5/15/30	470,000	470,315

Illinois — 3.8%
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.000%, due 1/1/28	465,000	487,944
State of Illinois, General Obligation Bonds
Series D
5.000%, due 11/1/27	500,000	522,802
		1,010,746

Indiana — 6.2%
Indiana Finance Authority, Revenue Bonds
Series 1
5.000%, due 10/1/64(a)(b)	250,000	266,950
Series B
3.450%, due 5/1/28(a)(b)	800,000	800,365
Indiana Housing & Community Development Authority, Revenue Bonds
Series B2 Insured: GNMA/FNMA/FHLMC
4.000%, due 1/1/28	100,000	101,284

Schedule of Investments ─ NYLI Mackay Muni Short Duration ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B2
5.000%, due 1/1/28	$450,000	$472,639
		1,641,238

Iowa — 1.8%
Kirkwood Community College, General Obligation Bonds
3.000%, due 6/1/32	500,000	480,362

Kentucky — 3.7%
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series 2
5.255%, due 6/1/28	500,000	504,209
Kentucky Housing Corp., Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	450,000	476,531
		980,740

Louisiana — 1.8%
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	450,000	487,688

Maryland — 3.1%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 7/1/26	800,000	815,819

Minnesota — 3.7%
City of Mankato MN, General Obligation Bonds
Series A
2.125%, due 2/1/27	500,000	491,898
County of Washington MN, General Obligation Bonds
Series A
2.100%, due 2/1/27	500,000	492,496
		984,394

Montana — 0.4%
City of Forsyth MT, Revenue Bonds
Series A
3.875%, due 10/1/32	100,000	99,740

Nebraska — 0.9%
Central Plains Energy Project, Revenue Bonds
2.500%, due 12/1/49(a)(b)	250,000	250,000

New Hampshire — 1.9%
New Hampshire Housing Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	450,000	510,060
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey — 2.0%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series 1B
5.000%, due 12/1/27	$500,000	$518,663

New Mexico — 0.4%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
3.450%, due 9/1/32	100,000	97,884

New York — 7.1%
City of New York NY, General Obligation Bonds
Series 2
2.800%, due 4/1/42(a)(b)	650,000	650,000
New York City Housing Development Corp., Revenue Bonds
Series A
5.458%, due 12/15/31	475,000	485,251
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.749%, due 11/15/33	250,000	265,028
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.822%, due 4/1/28	500,000	499,051
		1,899,330

North Carolina — 1.9%
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	450,000	510,733

North Dakota — 1.2%
City of Grand Forks ND, General Obligation Bonds
Series A
2.250%, due 12/1/28	215,000	209,785
Series B
2.500%, due 12/1/28	100,000	98,767
		308,552

Ohio — 3.9%
Cleveland Municipal School District, General Obligation Bonds
Insured: SD CRED PROG
5.000%, due 12/1/25	500,000	503,698
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/28	500,000	535,614
		1,039,312

Oregon — 1.8%
City of Redmond OR, General Obligation Bonds
Series A
5.000%, due 6/1/30	450,000	484,025

Schedule of Investments ─ NYLI Mackay Muni Short Duration ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania — 1.8%
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1A
5.000%, due 6/1/30	$450,000	$474,572

Tennessee — 3.1%
County of Campbell TN, General Obligation Bonds
Insured: AG
2.000%, due 6/1/31	400,000	360,607
New Memphis Arena Public Building Authority, Revenue Bonds
1.470%, due 4/1/27	475,000	463,520
		824,127

Texas — 10.3%
City of Plano TX, General Obligation Bonds
3.000%, due 9/1/27	450,000	450,065
City of San Antonio TX Airport System, Revenue Bonds
Series A
5.000%, due 7/1/26	400,000	408,019
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
3.030%, due 8/15/28(c)	450,000	410,678
Midland County Fresh Water Supply District No 1, Revenue Bonds
Series A
4.160%, due 9/15/32(c)	500,000	372,809
North Texas Municipal Water District Water System Revenue, Revenue Bonds
5.000%, due 9/1/29	410,000	410,757
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B Insured: GNMA COLL
3.650%, due 1/1/28	500,000	506,222
University of Houston, Revenue Bonds
Series A
5.000%, due 2/15/28	175,000	177,002
		2,735,552

Virginia — 1.9%
Virginia Housing Development Authority, Revenue Bonds
Series 1
3.550%, due 1/1/27	500,000	503,163

Total Municipal Bonds
(Cost $25,267,421)		25,509,415

	Shares	Value
Short-Term Investment — 2.0%

Money Market Fund — 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost $538,363)	538,363	$538,363

Total Investments — 100.8% (Cost $26,565,075)		26,805,145
Other Assets and Liabilities, Net — (0.8)%		(213,225)
Net Assets — 100.0%		$26,591,920

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2025.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at July 31, 2025.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
GTD	- Guaranteed.
PSF-GTD	- Permanent School Fund Guaranteed.
SD CRED PROG	- School District Credit Enhancement Program
ST AID WITHHLDG	- State Aid Withholding

Schedule of Investments ─ NYLI Mackay Muni Short Duration ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Corporate Bonds	$—	$757,367	$—	$757,367
Municipal Bonds	—	25,509,415	—	25,509,415
Short-Term Investment:
Money Market Fund	538,363	—	—	538,363
Total Investments in Securities	$538,363	$26,266,782	$—	$26,805,145

(a)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.